Vessels, Port Terminals and Other Fixed Assets, Net - Navios Logistics (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Feb. 11, 2014 USD ($)	Jan. 26, 2014	Oct. 08, 2013
Property Plant And Equipment [Line Items]
Purchase price obligation	$ 21,441		$ 22,360
Lease payments	709	$ 565
Number of vessels under construction					2
Cash consideration for purchase of vessel	6,625	26,845
Additional 36 Dry Barges
Property Plant And Equipment [Line Items]
Number of vessels under construction						36
Transportation and other acquisition costs	$ 800
Date of delivery	Q3 2014
Three newbuilding pushboats, value per each
Property Plant And Equipment [Line Items]
Total consideration for acquisition of vessel				$ 7,552
Cash consideration for purchase of vessel	$ 9,376		6,920
Date of expected delivery	Q1 2016
Expansion of its dry port
Property Plant And Equipment [Line Items]
Cash consideration for purchase of vessel	$ 18,324		16,305
Capitalized interest costs	3,587		$ 1,851
Ferni H
Property Plant And Equipment [Line Items]
Purchase price obligation	5,325
San San H
Property Plant And Equipment [Line Items]
Purchase price obligation	5,150
Ferni H and San San H
Property Plant And Equipment [Line Items]
Lease payments	$ 710	$ 565